Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Dec. 31, 2014	5,688,927
Balances at Dec. 31, 2014	$ 6	$ 7,264	$ (8,569)	$ (17)	$ (1,316)
Exercise of common stock options (in shares)	647,634				2,590,536
Exercise of common stock options	$ 1	692			$ 693
Exercise of stock purchase warrants (in shares)	500,000
Exercise of stock purchase warrants		375			375
Conversion of convertible promissory notes (in shares)	50,194
Conversion of convertible promissory notes		226			226
Issuance of common stock in a private offering (in shares)	190,625
Issuance of common stock and warrants		1,513			1,513
Issuance of common stock for services (in shares)	33,241
Issuance of common stock for services		42			42
Share-based compensation		933			933
Exercise price modification of common stock warrants		171	(171)
Merger transaction – See Note 8 (in shares)	22,782,185
Merger transaction – See Note 8	$ 23	(273)			(250)
Net loss			(4,927)		(4,927)
Foreign currency translation adjustment loss				30	30
Balances (in shares) at Dec. 31, 2015	29,892,806
Balances at Dec. 31, 2015	$ 30	10,943	(13,667)	13	$ (2,681)
Exercise of common stock options (in shares)
Exercise of stock purchase warrants (in shares)	50,000
Exercise of stock purchase warrants		42			$ 42
Issuance of common stock in a private offering (in shares)	2,221,000
Issuance of common stock and warrants	$ 2	2,067			2,069
Issuance of common stock for services (in shares)	37,500
Issuance of common stock for services		75			75
Share-based compensation		902			902
Net loss			(5,112)		(5,112)
Foreign currency translation adjustment loss				63	63
Balances (in shares) at Dec. 31, 2016	32,201,306
Balances at Dec. 31, 2016	$ 3	14,058	(18,779)	76	$ (4,642)
Exercise of common stock options (in shares)	22,000				22,000
Exercise of common stock options		28			$ 28
Exercise of stock purchase warrants (in shares)	10,000
Exercise of stock purchase warrants		19			19
Conversion of convertible promissory notes (in shares)	385,000
Conversion of convertible promissory notes	$ 1	5,840			5,841
Share-based compensation		1,167			1,167
Net loss			(8,213)		(8,213)
Foreign currency translation adjustment loss				(246)	(246)
Balances (in shares) at Sep. 30, 2017	3,670,432
Balances at Sep. 30, 2017	$ 4	$ 25,059	$ (26,992)	$ (170)	$ (2,099)